Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Equity securities	$ 1,072	$ 886
Other assets	22,872	20,375
Total assets	3,011,983	2,768,862
LIABILITIES
Subordinated debentures	102,813	29,427
Total liabilities	2,656,771	2,418,754
SHAREHOLDERS' EQUITY
Common stock	277,741	277,039
Accumulated earnings	125,558	93,048
Treasury Stock	(56,907)	(34,598)
Accumulated other comprehensive income	8,820	14,619
Total shareholders' equity	355,212	350,108	$ 330,126	$ 298,898
Total liabilities and shareholders' equity	3,011,983	2,768,862
CBI[Member]
ASSETS
Cash	45,800	19,446	$ 24,089	$ 19,678
Equity securities	1,072	886
Investment in bank subsidiary	408,255	344,948
Investment in nonbank subsidiaries	3,474	16,017
Other assets	2,016	1,575
Total assets	460,617	382,872
LIABILITIES
Deferred income taxes and other liabilities	2,592	3,337
Subordinated debentures	102,813	29,427
Total liabilities	105,405	32,764
SHAREHOLDERS' EQUITY
Common stock	277,741	277,039
Accumulated earnings	125,558	93,048
Treasury Stock	(56,907)	(34,598)
Accumulated other comprehensive income	8,820	14,619
Total shareholders' equity	355,212	350,108
Total liabilities and shareholders' equity	$ 460,617	$ 382,872